Deferred Revenue - Additional Information (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)
Disclosure of deferred income [Line Items]
Other operating income (expense)	$ (1,189)	R$ (3,933)	R$ (5,252)	R$ (3,503)
Exclusive use of customer database [member]
Disclosure of deferred income [Line Items]
Period of contract	10 years	10 years
Other operating income (expense)	$ 453	R$ 1,500	1,500	R$ 1,500
Credit card activation [member]
Disclosure of deferred income [Line Items]
Other revenue	$ 647	R$ 2,141	R$ 375